Note 6 - Convertible Preferred Stock 1 (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Common Stock, Shares Authorized (in shares)	29,000,000	29,000,000	29,000,000
Preferred Stock, Shares Authorized (in shares)		20,655,895	20,655,895
Dividends, Preferred Stock | $		$ 0	$ 0
Preferred Stock, Convertible, Conversion Ratio	1	1	1
Minimum [Member]
Preferred Stock, Convertible, Conversion Price Ratio		2	2
Proceeds Upon Conversion of Convertible Preferred Stock | $		$ 50,000	$ 50,000
Series D Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	1,835,227
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 5.29	$ 5.29	$ 5.29
Preferred Stock, Shares Authorized (in shares)		7,130,335	7,130,335
Preferred Stock, Dividend Rate, Percentage	8.00%	8.00%
Preferred Stock, Amount of Preferred Dividends in Arrears | $		$ 1,500	$ 800
Preferred Stock, Convertible, Conversion Price Ratio		5.29	5.29
Series D Preferred Stock [Member] | Milestone Closing [Member]
Convertible Preferred Stock, Shares Reserved for Future Issuance (in shares)	4,727,775
Voting Common Stock [Member]
Common Stock, Shares Authorized (in shares)	25,500,000	25,500,000	25,500,000
Nonvoting Common Stock [Member]
Common Stock, Shares Authorized (in shares)	3,500,000	3,500,000	3,500,000
Series A-1 Preferred Stock [Member]
Shares Issued, Price Per Share (in dollars per share) | $ / shares		$ 1.31	$ 1.31
Preferred Stock, Shares Authorized (in shares)		2,241,903	2,241,903
Preferred Stock, Convertible, Conversion Price Ratio		1.31	1.31
Series A-2 Preferred Stock [Member]
Shares Issued, Price Per Share (in dollars per share) | $ / shares		$ 1.64	$ 1.64
Preferred Stock, Shares Authorized (in shares)		1,240,134	1,240,134
Preferred Stock, Convertible, Conversion Price Ratio		1.64	1.64
Series B Preferred Stock [Member]
Shares Issued, Price Per Share (in dollars per share) | $ / shares		$ 3.19	$ 3.19
Preferred Stock, Shares Authorized (in shares)		1,533,528	1,533,528
Preferred Stock, Convertible, Conversion Price Ratio		3.19	3.19
Series C Preferred Stock [Member]
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 5.29	$ 5.29	$ 5.29
Preferred Stock, Shares Authorized (in shares)		8,509,995	8,509,995
Preferred Stock, Dividend Rate, Percentage	8.00%	8.00%
Preferred Stock, Convertible, Conversion Price Ratio		5.29	5.29